UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21980

Exact name of registrant as specified in charter:	Aberdeen Total Dynamic Dividend Fund

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments - The schedule of investments for the three-month period ended July 31, 2018 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2018

	Shares	Value
LONG-TERM INVESTMENTS (98.5%)

COMMON STOCKS (96.4%)

BRAZIL (1.4%)

Industrials (1.4%)

CCR SA	1,630,000	$4,573,016
Rumo SA(a)	2,541,004	10,053,529
		14,626,545
CANADA (2.3%)

Energy (1.1%)

Enbridge, Inc.	339,000	12,010,770

Industrials (1.2%)

Canadian Pacific Railway Ltd.	63,500	12,594,590
		24,605,360
CHINA (1.8%)

Financials (0.8%)

China Construction Bank Corp., Class H(b)	9,000,000	8,228,544

Industrials (1.0%)

China Railway Construction Corp. Ltd., Class H(b)	5,467,500	6,604,677
CRRC Corp. Ltd., Class H(b)	5,209,950	4,581,503
		11,186,180
		19,414,724
CURACAO (1.0%)

Energy (1.0%)

Schlumberger Ltd.	162,100	10,944,992
FINLAND (2.5%)

Information Technology (0.8%)

Nokia OYJ(b)	1,575,000	8,548,556

Materials (1.7%)

Stora Enso OYJ, R Shares(b)	635,500	10,487,284
UPM-Kymmene OYJ(b)	232,600	8,250,935
		18,738,219
		27,286,775
FRANCE (3.6%)

Energy (1.0%)

TOTAL SA, ADR	175,000	11,418,750

Industrials (1.6%)

Alstom SA(b)	146,000	6,545,464

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Bouygues SA(b)	246,900	$10,842,471
		17,387,935

Utilities (1.0%)

Veolia Environnement SA(b)	468,100	10,681,463
		39,488,148
GERMANY (3.7%)

Financials (1.9%)

Allianz SE(b)	47,500	10,509,586
Deutsche Boerse AG(b)	79,500	10,477,019
		20,986,605

Health Care (1.0%)

Bayer AG(b)	98,600	10,976,853

Materials (0.8%)

Symrise AG(b)	90,200	8,153,068
		40,116,526
ITALY (1.5%)

Financials (1.5%)

Intesa Sanpaolo SpA(b)	3,036,600	9,306,073
Mediobanca Banca di Credito Finanziario SpA(b)	708,800	7,339,375
		16,645,448
JAPAN (3.0%)

Financials (1.0%)

Mitsubishi UFJ Financial Group, Inc.(b)	1,722,400	10,570,137

Industrials (0.8%)

Japan Airlines Co. Ltd.(b)	249,500	9,210,154

Real Estate (1.2%)

Mitsui Fudosan Co. Ltd., REIT(b)	357,000	8,536,483
Nippon Building Fund, Inc., REIT(b)	780	4,342,611
		12,879,094
		32,659,385
JERSEY (3.3%)

Consumer Discretionary (1.1%)

Aptiv PLC	122,200	11,984,154

Health Care (1.2%)

Shire PLC, ADR	75,500	12,881,055

Materials (1.0%)

Randgold Resources Ltd., ADR	146,800	10,841,180
		35,706,389
NETHERLANDS (1.9%)

Consumer Staples (0.8%)

Unilever NV, CVA(b)	151,000	8,711,334

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Materials (1.1%)

ArcelorMittal	372,900	$11,876,865
		20,588,199
REPUBLIC OF IRELAND (2.0%)

Health Care (2.0%)

Allergan PLC	62,100	11,431,989
Medtronic PLC	118,900	10,728,347
		22,160,336
SOUTH KOREA (2.2%)

Information Technology (1.2%)

Samsung Electronics Co. Ltd.(b)	157,500	6,537,861
SK Hynix, Inc.(b)	79,900	6,175,500
		12,713,361

Materials (1.0%)

LG Chem Ltd.(b)	33,500	11,266,832
		23,980,193
SPAIN (3.4%)

Financials (0.9%)

Banco Bilbao Vizcaya Argentaria SA(b)	1,334,800	9,778,279

Industrials (1.2%)

Ferrovial SA(b)	643,285	13,278,037

Telecommunication Services (1.3%)

Cellnex Telecom SA(a)(b)(c)	523,600	13,914,310
		36,970,626
SWEDEN (2.2%)

Consumer Staples (1.1%)

Essity AB, Class B(b)	490,000	12,257,104

Financials (0.6%)

Swedbank AB, A Shares(b)	288,800	6,829,341

Industrials (0.5%)

SKF AB, B Shares(b)	254,000	5,214,713
		24,301,158
SWITZERLAND (4.7%)

Consumer Staples (1.2%)

Nestle SA(b)	165,000	13,446,402

Financials (1.1%)

UBS Group AG(a)(b)	704,800	11,584,401

Health Care (1.4%)

Novartis AG, ADR	179,100	15,026,490

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Information Technology (1.0%)

TE Connectivity Ltd.	113,000	$10,573,410
		50,630,703
UNITED KINGDOM (5.2%)

Consumer Staples (0.6%)

Nomad Foods Ltd.(a)	352,000	6,688,000

Energy (1.2%)

BP PLC, ADR	274,100	12,359,169

Industrials (0.9%)

Melrose Industries PLC(b)	3,577,486	10,123,036

Telecommunication Services (2.5%)

BT Group PLC(b)	2,562,737	7,839,625
BT Group PLC, ADR	208,877	3,208,351
Vodafone Group PLC(b)	6,432,700	15,714,832
		26,762,808
		55,933,013
UNITED STATES (50.7%)

Consumer Discretionary (9.1%)

Altice USA, Inc., Class A	411,300	7,045,569
Carter’s, Inc.	73,100	7,663,073
Comcast Corp., Class A	275,000	9,839,500
Dollar General Corp.	100,900	9,903,335
Lennar Corp., Class A	213,800	11,175,326
Lowe’s Cos., Inc.	115,300	11,453,902
MGM Resorts International	214,100	6,716,317
Newell Brands, Inc.	200,000	5,238,000
Target Corp.	86,500	6,978,820
TJX Cos., Inc. (The)	138,500	13,470,510
Whirlpool Corp.	67,700	8,875,470
		98,359,822

Consumer Staples (1.6%)

Keurig Dr Pepper, Inc.	288,500	6,926,885
Kraft Heinz Co. (The)	167,200	10,073,800
		17,000,685

Energy (2.8%)

Andeavor	40,100	6,017,406
EOG Resources, Inc.	55,300	7,130,382
Helmerich & Payne, Inc.	86,800	5,325,180
Kinder Morgan, Inc.	642,500	11,423,650
		29,896,618

Financials (9.7%)

American International Group, Inc.	193,600	10,688,656
Ares Capital Corp.	651,900	10,984,515
Bank of America Corp.	395,200	12,203,776
Blackstone Group LP (The)	249,000	8,695,080
Citigroup, Inc.	153,600	11,042,304

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Citizens Financial Group, Inc.	271,500	$10,800,270
Discover Financial Services	150,200	10,725,782
Evercore, Inc., Class A	94,800	10,712,400
PNC Financial Services Group, Inc. (The)	76,100	11,021,563
Wells Fargo & Co.	153,700	8,805,473
		105,679,819

Health Care (5.3%)

Aetna, Inc.	68,100	12,829,359
Pfizer, Inc.	217,600	8,688,768
Thermo Fisher Scientific, Inc.	55,100	12,922,603
UnitedHealth Group, Inc.	49,300	12,483,746
Universal Health Services, Inc., Class B	91,300	11,147,730
		58,072,206

Industrials (5.7%)

Delta Air Lines, Inc.	287,900	15,667,518
FedEx Corp.	60,100	14,776,787
Norfolk Southern Corp.	76,500	12,928,500
Raytheon Co.	29,100	5,762,673
Snap-on, Inc.	77,900	13,211,061
		62,346,539

Information Technology (10.2%)

Alphabet, Inc., Class C(a)	9,000	10,955,340
Apple, Inc.	114,500	21,788,205
Applied Materials, Inc.	198,200	9,638,466
Broadcom, Inc.	62,500	13,860,625
Cisco Systems, Inc.	245,300	10,373,737
Intel Corp.	331,000	15,921,100
Leidos Holdings, Inc.	203,000	13,889,260
Microsoft Corp.	94,000	9,971,520
Western Digital Corp.	64,500	4,524,675
		110,922,928

Real Estate (2.9%)

American Tower Corp., REIT	68,000	10,080,320
CyrusOne, Inc., REIT	79,500	4,922,640
Digital Realty Trust, Inc., REIT	48,000	5,828,160
GEO Group, Inc. (The), REIT	428,000	11,076,640
		31,907,760

Utilities (3.4%)

CMS Energy Corp.	146,500	7,081,810
FirstEnergy Corp.	172,100	6,097,503
NextEra Energy, Inc.	83,000	13,905,820
NRG Yield, Inc., Class C	300,000	5,580,000
Pattern Energy Group, Inc., Class A	210,800	3,914,556
		36,579,689
		550,766,066
Total Common Stocks		1,046,824,586
EXCHANGE-TRADED FUNDS (2.1%)

UNITED STATES (2.1%)
iShares Nasdaq Biotechnology ETF	103,800	12,091,662

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2018

SPDR S&P Oil & Gas Exploration & Production ETF	$262,000	$11,271,240
		23,362,902
Total Exchange-Traded Funds		23,362,902
Total Long-Term Investments—98.5% (cost $864,825,103)		1,070,187,488

Shares	Description	Value (US$)
SHORT-TERM INVESTMENT—0.1%

UNITED STATES—0.1%
778,142	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48%(d)	778,142
Total Short-Term Investment—0.1% (cost $778,142)	778,142
Total Investments—98.6% (cost $865,603,245)	1,070,965,630
Other Assets in Excess of Liabilities—1.4%	15,088,278
Net Assets—100.0%	$1,086,053,908

(a)	Non-Income Producing Security.
(b)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

ADR	American Depositary Receipt
CVA	Dutch Certificate
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At July 31, 2018, the Fund’s open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
United States Dollar/Euro
10/11/2018	State Street Bank and Trust	USD	28,925,165	EUR	24,500,000	$28,798,986	$126,179

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2018

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2018

circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$ 729,960,723	$ 316,863,863	$ —	$ 1,046,824,586
Exchange-Traded Funds	23,362,902	—	—	23,362,902
Short-Term Investment	778,142	—	—	778,142
Total Investments	754,101,767	316,863,863	—	1,070,965,630
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	126,179	—	126,179

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended July 31, 2018, securities issued by Allianz SE, Alstom SA, Banco Bilbao Vizcaya Argentaria SA, Bouygues SA, BT Group PLC, Cellnex Telecom SA, China Construction Bank Corp., Class H, China Railway Construction Corp. Ltd., Class H, CRRC Corp. Ltd., Class H, Deutsche Boerse AG, Essity AB, Class B, Ferrovial SA, Intesa Sanpaolo, Japan Airlines Co. Ltd., Mediobanca Banca di Credito Finanziario SpA, Mitsubishi UFJ Financial Group, Inc., Mitsui Fudosan Co. Ltd., REIT, Nestle SA, Nippon Building Fund, Inc., REIT, Nokia OYJ, Samsung Electronics Co. Ltd., SK Hynix, Inc., Stora Enso OYJ, R Shares, Swedbank AB, A Shares, Symrise AG, Unilever NV, CVA, UPM-Kymmene OYJ, Veolia Environnement SA and Vodafone Group PLC, transferred from Level 1 to Level 2 at the values of $10,509,086, $6,545,464, $9,778,279, $10,842,471, $7,839,625, $13,914,310, $8,228,544, $6,604,677, $4,581,503, $10,477,019, $12,257,104, $13,278,037, $9,306,073, $9,210,154, $7,339,375, $10,570,137, $8,536,483, $13,446,402, $4,342,611, $8,548,556, $6,537,861, $6,175,500, $10,487,284, $6,829,341, $8,153,068, $8,711,334, $8,250,935, $10,681,463 and $15,714,832, respectively, because a valuation factor was applied at July 31, 2018.

For the period ended July 31, 2018, there were no significant changes to the fair valuation methodologies.

b. Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

c. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Total Dynamic Dividend Fund

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Total Dynamic Dividend Fund

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Total Dynamic Dividend Fund

Date: September 28, 2018

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Total Dynamic Dividend Fund

Date: September 28, 2018